Statement of Changes in Stockholder’s Deficit (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Issuance of D-3 preferred stock, per share (in Dollars per share)		$ 33
Issuance of D-3 preferred stock, per share (in Dollars per share)		$ 40
Archimedes Tech Spac Partners Co
Sale of through IPO	12,000,000
Sale of over-allotment	1,300,000
Sale of private placement	416,000